PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	PROPERTY, PLANT AND EQUIPMENT AND GOODWILL
During the six months ended June 30, 2020, the Company recorded an impairment charge for property, plant and equipment of 92 in relation to the permanent closure of the coke plant in Florange (France).
The Company considered the current and expected future economic and market conditions surrounding the COVID-19 pandemic and its impact on each of the cash-generating units ("CGUs") and group of cash-generating units ("GCGUs"), concluding there was an impairment indicator in the first half of 2020 for certain CGUs where the recoverable amounts were not significantly higher than their carrying amounts in the last value-in-use impairment test. Accordingly, the Company updated the value-in-use for such CGUs in NAFTA, Europe, Brazil and ACIS with their revised future cash flow projections, reflecting the latest forecasts available for the third and fourth quarters of 2020 and maintaining the future cash flows beyond 2020 largely unchanged from the 2019 value-in-use impairment test. The Company concluded that no additional impairment charges were required as of June 30, 2020.
The assumptions used in the evaluation for impairment are inherently uncertain in the context of the COVID-19 pandemic and require management judgment. Although the Company believes the assumptions and estimates used in its impairment analysis are reasonable and represent management's best estimate, different assumptions and estimates could materially impact the analysis and conclusions for those CGUs. If certain assumptions, such as shipments and steel selling prices decrease below what the Company is currently projecting, especially for cash flows beyond 2020, the Company's estimated cash flows may decrease and, consequently, its estimates for the recoverable amounts which could lead to impairment charges for the related CGUs.
Furthermore, the Company’s policy is to mandatorily test goodwill for impairment annually, as of October 1 or whenever changes in circumstances indicate that its carrying amount may not be recoverable. As of June 30, 2020, no impairment indicators on goodwill have been identified.
In the six months ended June 30, 2019, the Company recognized an impairment charge for property, plant and equipment of 600 relating to ArcelorMittal USA in the NAFTA reportable segment as a result of a downward revision of cash flow projections. The pre-tax discount rate was 13.98% and the remaining carrying value of the property, plant and equipment was 3,213 as of June 30, 2019.